MKT-SUMSUP-3 072612
Summary Prospectus Supplement dated July 26, 2012
The purpose of this supplement is to provide you with changes to the current Summary Prospectus for Class A5, B5 and C5 shares of the Fund listed below:
Invesco Money Market Fund
This supplement supersedes and replaces the supplement dated July 20, 2012.
Effective September 24, 2012, Class A5, B5 and C5 shares are renamed Class AX, BX and CX shares, respectively, and all references in the Prospectus to Class A5, B5 and C5 shares are hereby deleted and replaced with Class AX, BX and CX shares, respectively.
MKT-SUMSUP-3 072612

1